Supplementary Information For Property-Casualty Insurance Companies (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Information For Property-Casualty Insurance Companies

	For the Years Ended December 31,
	2011	2010	2009
Deferred acquisition costs	$101.5	$114.4	$153.5

Reserves for losses and loss adjustment expenses	$3,291.1	$3,152.2	$3,203.2

Unamortized discount in reserves for losses	$22.0	$22.9	$23.5

Unearned premiums	$658.2	$654.1	$803.6

Premiums earned	$1,082.0	$1,211.6	$1,414.9

Net investment income	$125.8	$133.6	$145.5

Losses and loss adjustment expenses incurred:
Current year	$866.5	$820.6	$859.4
Prior years	(3.4)	(43.1)	(6.3)

Losses and loss adjustment expenses incurred	$863.1	$777.5	$853.1

Amortization (deferral) of policy acquisition costs (1)	$7.7	$30.5	$(6.4)

Paid losses and loss adjustment expenses, net of reinsurance	$812.6	$777.4	$785.7

Gross premiums written	$1,544.8	$1,527.1	$1,988.9

(1)

The amortization (deferral) of policy acquisition costs will not equal the change in the balance sheet due to Argo International’s deferred acquisition costs (“DAC”). For further discussion regarding Argo International’s DAC balance, see Note 1, “Business and Significant Accounting Policies.”